Offerings	Feb. 28, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note
1
Note 1.a. Indeterminate aggregate initial offering price or number of the securities of each class identified above is being registered as may from time to time be offered, reoffered or sold, at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Willis Towers Watson Public Limited Company is deferring payment of all of the related registration fees. Pursuant to Rule 457(n) under the Securities Act, where the securities to be offered are guarantees of other securities which are being registered concurrently, no separate fee for the guarantees shall be payable.

Note 1.b. This Registration Statement covers an indeterminate number of debt securities, preferred shares, ordinary shares, warrants, warrant units, share purchase contracts, share purchase units and prepaid share purchase contracts of Willis Towers Watson Public Limited Company, debt securities of Trinity Acquisition plc, debt securities of Willis North America Inc. and the related guarantees of Willis Towers Watson Public Limited Company, Willis Towers Watson Sub Holdings Unlimited Company, Willis Investment UK Holdings Limited, Willis Group Limited and Willis North America Inc. that may be reoffered and resold on an ongoing basis after their initial sale in remarketing or other resale transactions by the registrants or affiliates of the registrants.
Note 1.c. Debt securities may be issued separately or upon exercise of warrants to purchase debt securities which are registered hereby. Debt securities may be issued by Willis Towers Watson Public Limited Company, Trinity Acquisition plc or Willis North America Inc. Debt securities issued by Willis Towers Watson Public Limited Company may be guaranteed by certain of its direct and indirect subsidiaries, including Willis Towers Watson Sub Holdings Unlimited Company, Willis Investment UK Holdings Limited, Trinity Acquisition plc, Willis Group Limited and Willis North America Inc. Debt securities issued by Trinity Acquisition plc or Willis North America Inc. may be guaranteed by certain of their respective direct and indirect parent entities and direct and indirect subsidiaries.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees
Fee Rate	0.01531%
Offering Note
2	See offering notes 1.a and 1.b.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares, nominal value US$0.000115 per share
Fee Rate	0.01531%
Offering Note
3	Note 3.a. See offering notes 1.a and 1.b.
Note 3.b. An indeterminate number of preferred shares of Willis Towers Watson Public Limited Company are covered by this Registration Statement. Preferred shares may be is sued
(a) separately or (b) upon exercise of warrants to purchase preferred shares which are registered hereby.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value US$0.000304635 per share
Fee Rate	0.01531%
Offering Note
4	Note 4.a. See offering notes 1.a and 1.b.
Note 4.b. An indeterminate number of ordinary shares of Willis Towers Watson Public Limited Company are covered by this Registration Statement. Ordinary shares may be issued (a) separately, (b) upon the conversion of either the debt securities or the preferred shares, each of which are registered hereby or (c) upon exercise of warrants to purchase ordinary shares. Ordinary shares issued upon conversion of the debt securities and the preferred shares will be issued without the payment of additional consideration.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note
5	Note 5.a. See offering notes 1.a and 1.b.
Note 5.b. An indeterminate number of warrants of Willis Towers Watson Public Limited Company, each representing the right to purchase an indeterminate number of preferred shares or ordinary shares or amount of debt securities, each of which are registered hereby, are covered by this Registration Statement.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrant Units
Fee Rate	0.01531%
Offering Note
6	Note 6.a. See offering notes 1.a and 1.b.
Note 6.b. An indeterminate number of warrant units of Willis Towers Watson Public Limited Company are covered by this Registration Statement. Each warrant unit consists of a warrant under which the holder, upon exercise, will purchase an indeterminate number of ordinary shares or preferred shares or amount of debt securities.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Share Purchase Contracts
Fee Rate	0.01531%
Offering Note
7	Note 7.a. See offering notes 1.a and 1.b.
Note 7.b. An indeterminate number of share purchase contracts, share purchase units and prepaid share purchase contracts of Willis Towers Watson Public Limited Company, each representing the obligation to purchase an indeterminate number of ordinary shares, which are registered hereby, are covered by this Registration Statement.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Share Purchase Units
Fee Rate	0.01531%
Offering Note
8	See offering note 7.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Prepaid Share Purchase Contracts
Fee Rate	0.01531%
Offering Note
9	See offering note 7.